Nov. 18, 2016
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
November 18, 2016 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS Supplement to Current Prospectuses IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
As of the Effective Date, the following replaces the first paragraph of the section entitled "Fund Summary – Dreyfus Municipal Cash Management Plus – Principal Investment Strategy" in the prospectuses:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high quality municipal obligations that provide income exempt from both federal income taxes and the federal alternative minimum tax.  The fund also may invest in high quality, short-term structured notes, which are derivate instruments whose value is tied to underlying municipal obligations.